Deferred tax assets and liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities
Carry-forward tax losses	€ 18,575
Carry-forward tax losses indefinitely	15,432
Deferred tax assets	€ 8,848	€ 9,465
Tax rate	24.00%	24.00%	24.00%
Accumulated impairment
Deferred tax assets and liabilities
Deductions	€ (60)	€ (1,663)
Italy
Deferred tax assets and liabilities
Carry-forward tax losses	€ 10,841
Tax rate	24.00%
Italy | Accumulated impairment
Deferred tax assets and liabilities
Deferred tax assets	€ 2,134
Italy | Unused tax losses
Deferred tax assets and liabilities
Deferred tax assets	2,602
Foreign (outside Italy)
Deferred tax assets and liabilities
Carry-forward tax losses	€ 7,734
Tax rate	27.70%
Foreign (outside Italy) | Accumulated impairment
Deferred tax assets and liabilities
Deferred tax assets	€ 2,021
Foreign (outside Italy) | Unused tax losses
Deferred tax assets and liabilities
Deferred tax assets	€ 2,144